AMG GW&K High Income Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 96.9%
Financials - 17.2%
Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	$190,000	$178,853
American Express Co. (3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	205,000	186,817
The Charles Schwab Corp. Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	241,000	230,757
Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,3]	310,000	292,175
MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	189,000	186,392
Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%), 5.875%, 09/15/26[1,2,3,4]	210,000	222,420
Navient Corp. 6.125%, 03/25/24	193,000	196,377
OneMain Finance Corp. 7.125%, 03/15/26	275,000	293,945
SBA Communications Corp. 3.875%, 02/15/27	180,000	175,577
Service Properties Trust 7.500%, 09/15/25	350,000	367,167
SLM Corp. 4.200%, 10/29/25	286,000	283,715
Starwood Property Trust, Inc. 4.750%, 03/15/25	446,000	451,566
VICI Properties LP/VICI Note Co., Inc.
3.500%, 02/15/25[5]	120,000	118,230
4.250%, 12/01/26[5]	85,000	84,643

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	185,000	185,004

Total Financials		3,453,638
Industrials - 77.3%
AECOM 5.125%, 03/15/27	184,000	188,182
	Principal Amount	Value

Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[5]	$200,000	$209,500
Allegheny Technologies, Inc. 4.875%, 10/01/29	156,000	147,840
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	235,000	236,763
American Axle & Manufacturing, Inc. 6.250%, 03/15/26[4]	163,360	164,789
Aramark Services, Inc. 5.000%, 02/01/28[4,5]	100,000	97,000
ArcelorMittal, S.A. (Luxembourg) 4.250%, 07/16/29[4]	81,000	82,249
Avient Corp. 5.750%, 05/15/25[5]	140,000	143,724
Ball Corp. 5.250%, 07/01/25	283,000	299,838
Bath & Body Works, Inc. 6.694%, 01/15/27	135,000	143,420
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	185,000	191,001
CDW LLC/CDW Finance Corp. 5.500%, 12/01/24	145,000	149,997
Centennial Resource Production LLC 5.375%, 01/15/26[5]	150,000	145,500
Clearwater Paper Corp. 5.375%, 02/01/25[5]	255,000	257,869
Cleveland-Cliffs, Inc. 5.875%, 06/01/27	195,000	200,016
Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	200,000	190,000
Continental Resources, Inc. 4.375%, 01/15/28	138,000	139,904
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	205,000	231,331
CSC Holdings LLC 5.250%, 06/01/24	167,000	167,211
Dana, Inc. 5.625%, 06/15/28	100,000	101,050
DCP Midstream Operating LP 5.375%, 07/15/25	276,000	284,586
Delta Air Lines, Inc. 7.375%, 01/15/26[4]	251,000	272,582
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	220,000	222,202
Encompass Health Corp. 4.500%, 02/01/28	191,000	187,180
FMG Resources August 2006 Pty, Ltd. (Australia) 5.125%, 05/15/24[5]	135,000	137,585
Ford Motor Co.
4.346%, 12/08/26	364,000	366,213

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 77.3% (continued)
Ford Motor Co.
5.291%, 12/08/46	$88,000	$85,413

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	175,000	173,688
G-III Apparel Group, Ltd. 7.875%, 08/15/25[5]	180,000	189,027
The Goodyear Tire & Rubber Co. 4.875%, 03/15/27[4]	283,000	274,749
Griffon Corp. 5.750%, 03/01/28	100,000	96,150
Hanesbrands, Inc. 4.875%, 05/15/26[5]	170,000	170,973
HCA, Inc. 5.375%, 02/01/25	192,000	199,776
Howmet Aerospace, Inc. 6.875%, 05/01/25	212,000	230,211
Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	300,000	291,501
KB Home 4.000%, 06/15/31	95,000	85,973
Kraft Heinz Foods Co. 4.375%, 06/01/46	86,000	84,937
Lumen Technologies Inc 5.625%, 04/01/25	279,000	281,092
Macy's Retail Holdings, LLC 4.500%, 12/15/34	107,000	91,218
Matador Resources Co. 5.875%, 09/15/26	357,000	363,533
Mattel, Inc. 3.375%, 04/01/26[5]	240,000	234,980
MEG Energy Corp. (Canada) 5.875%, 02/01/29[5]	145,000	146,994
MercadoLibre, Inc. 2.375%, 01/14/26	200,000	186,502
Meritage Homes Corp. 6.000%, 06/01/25	163,000	171,316
Meritor, Inc. 6.250%, 06/01/25[5]	260,000	268,450
Methanex Corp. (Canada) 5.125%, 10/15/27	200,000	201,000
MGM Resorts International 5.750%, 06/15/25	233,000	238,830
Mueller Water Products, Inc. 4.000%, 06/15/29[5]	200,000	189,446
Murphy Oil Corp. 6.375%, 07/15/28	131,000	136,240
Nordstrom, Inc. 4.000%, 03/15/27[4]	282,000	271,637
	Principal Amount	Value

Novelis Corp. 3.250%, 11/15/26[5]	$210,000	$200,609
NuStar Logistics LP
5.625%, 04/28/27	186,000	181,978
5.750%, 10/01/25	115,000	117,156

Oasis Petroleum, Inc. 6.375%, 06/01/26[5]	140,000	143,500
Occidental Petroleum Corp.
3.400%, 04/15/26	260,000	258,375
7.875%, 09/15/31	80,000	99,800

Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	220,000	223,508
Penn National Gaming, Inc. 4.125%, 07/01/29[5]	200,000	179,040
Penske Automotive Group, Inc. 3.500%, 09/01/25[4]	192,000	190,560
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	250,000	255,044
PTC, Inc. 3.625%, 02/15/25[5]	295,000	291,681
QVC, Inc. 4.750%, 02/15/27	204,000	195,330
Royal Caribbean Cruises, Ltd. (Liberia) 7.500%, 10/15/27	181,000	192,313
Sally Holdings LLC/Sally Capital, Inc. 8.750%, 04/30/25[5]	130,000	135,850
Sealed Air Corp. 5.500%, 09/15/25[5]	200,000	209,568
Silgan Holdings, Inc. 4.125%, 02/01/28	153,000	146,880
Southwestern Energy Co.
5.950%, 01/23/25[6]	47,000	49,134
8.375%, 09/15/28	235,000	257,913

Sprint Corp. 7.125%, 06/15/24	169,000	181,261
Taseko Mines, Ltd. (Canada) 7.000%, 02/15/26[4,5]	100,000	102,975
Telecom Italia S.P.A. (Italy) 5.303%, 05/30/24[5]	400,000	403,000
Tenet Healthcare Corp. 4.875%, 01/01/26[5]	190,000	191,663
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	224,000	202,807
TransDigm, Inc. 6.250%, 03/15/26[5]	190,000	195,062
Travel + Leisure Co. 5.650%, 04/01/24[6]	181,000	187,467
Trinity Industries, Inc. 4.550%, 10/01/24	199,000	202,393

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 77.3% (continued)

United Airlines Holdings, Inc. 5.000%, 02/01/24	$290,000	$287,715
United States Steel Corp. 6.875%, 03/01/29[4]	94,000	97,760
Wabash National Corp. 4.500%, 10/15/28[5]	155,000	139,500
WESCO Distribution, Inc. 7.250%, 06/15/28[5]	90,000	95,592
Western Midstream Operating LP 4.650%, 07/01/26	294,000	301,350

Total Industrials		15,537,952
Utilities - 2.4%
NRG Energy, Inc. 5.250%, 06/15/29[5]	185,000	180,787
SM Energy Co. 5.625%, 06/01/25	312,000	311,610

Total Utilities		492,397

Total Corporate Bonds and Notes (Cost $20,359,435)		19,483,987
Short-Term Investments - 9.7%
Joint Repurchase Agreements - 9.7%[7]
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.300% total to be received $945,697 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 04/05/22 - 04/01/52, totaling $964,603)	945,689	945,689
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,945,689

Total Short-Term Investments (Cost $1,945,689)		1,945,689
Total Investments - 106.6% (Cost $22,305,124)		21,429,676
Other Assets, less Liabilities - (6.6)%		(1,330,377)
Net Assets - 100.0%		$20,099,299

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $1,943,482 or 9.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $6,609,257 or 32.9% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$19,483,987	—	$19,483,987
Short-Term Investments
Joint Repurchase Agreements	—	1,945,689	—	1,945,689
Total Investments in Securities	—	$21,429,676	—	$21,429,676

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,943,482	$1,945,689	$55,578	$2,001,267
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-3.000%	04/30/22-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.